Related party transactions	6 Months Ended
Jun. 30, 2019
Related party transactions [abstract]
Related party transactions

The Group’s executive management comprises the following persons:

•	Professor Niels C. Riedemann, Chief Executive Officer (CEO)
•	Professor Renfeng Guo, Chief Scientific Officer (CSO)
•	Arnd Christ, Chief Financial Officer (CFO)
•	Jason Marks, Chief Legal Officer, General Counsel (CLO)
•	Othmar Zenker, Chief Medical Officer (CMO)

The Group’s board of directors comprises the following persons:

Executive Directors

•	Professor Niels C. Riedemann, CEO
•	Professor Renfeng Guo, CSO

Non-executive Directors

•	Nicolas Fulpius, Chairman of the board of directors and Chairman of the Audit Committee
•	Jens Holstein, Member of the Audit Committee
•	Anthony Gibney, Member of the Audit Committee, until June 11, 2019
•	Katrin Uschmann
•	Lina Ma
•	Mark Kübler
•	Richard Brudnick, since May 23, 2019.

The compensation of the Group’s executive management comprises the following for the three and six months ended June 30:

	For the three months ended June 30,		For the six months ended June 30,
	2019 (unaudited)	2018 (unaudited)	2019 (unaudited)	2018 (unaudited)
	(in thousands of €)
Executive Management
Short-term employee benefits	767	573	1,532	1,181
Share-based payments	1,064	2,475	2,671	4,949
Total	1,831	3,048	4,203	6.130
Non-executive Board of Directors
Short-term employee benefits	71	58	142	113
Share-based payments	214	267	441	513
Total	285	326	583	627
Total Compensation	2,116	3,374	4,786	6,757

Remuneration of InflaRx’s executive management consists of fixed and variable components and share-based payment awards. In addition, the executive management receives supplementary benefits and allowances.

We entered into indemnification agreements with our directors and senior management. The indemnification agreements and our articles of association require us to indemnify our directors and certain officers and employees as designated by our board of directors to the fullest extent permitted by law.